UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net (loss)/income		$ 570,439		$ (214,676)
Other comprehensive income/(loss):
Gain associated with pensions, net of tax		112		104
Share of affiliate's comprehensive losses from discontinued operations	[1]	(3,147)		(21,098)
Realized accumulated comprehensive losses on disposal of investment in affiliate		43,380	[2]	0
Other comprehensive income/(loss)		40,345		(20,994)
Comprehensive income/(loss)		610,784		(235,670)
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		537,142		(280,875)
Non-controlling interests		$ 73,642		$ 45,205

[1]	No tax impact for the six months ended June 30, 2021 and 2020.
[2]	As at June 30, 2021, and 2020, our other comprehensive loss consisted of a gain of $0.1 million and $0.1 million of pension and post-retirement benefit plan adjustments and $nil and $21.1 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.